Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Non Controlling Interest
A summary of the Group’s non-controlling interests, and the impact upon its Consolidated Balance Sheets and Consolidated Statements of Income is summarized below:

	December 31, 2022		2022	2021
	Non-Controlling interest %	Balance Sheet	Income Statement
Pine Walk Capital Limited	6%	$1.2	$1.2	$1.1
Radius Specialty Limited	30%	1.6	1.4	4.8
Oakside Surety Limited	62%	0.8	0.6	0.8
Kersey Specialty Limited	30%	0.9	0.7	1.3
Perigon Product Recall Limited	30%	0.3	0.2	0.3
Pine Walk Europe S.R.L	6%	0.2	0.3	—
Navium Marine Limited	34%	4.3	4.1	1.7
OpEnergy Limited	30%	0.5	0.6	—
Pernix Specialty Limited	30%	0.5	0.6	—
Total non-controlling interest		$10.3	$9.7	$10.0